Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	OPPENHEIMER GOVERNMENT MONEY MARKET FUND
Prospectus Date	rr_ProspectusDate	Sep. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 08, 2018